Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	COLORADO BONDSHARES A TAX EXEMPT FUND
Entity Central Index Key	0000810744
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
COLORADO BONDSHARES A TAX-EXEMPT FUND - HICOX
Shareholder Report [Line Items]
Fund Name	COLORADO BONDSHARES A TAX-EXEMPT FUND
Class Name	COLORADO BONDSHARES A TAX-EXEMPT FUND
Trading Symbol	HICOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Colorado BondShares A Tax-Exempt Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.coloradobondshares.com. You can also request this information by contacting us at 1-800-572-0069.
Additional Information Phone Number	1-800-572-0069
Additional Information Website	www.coloradobondshares.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Colorado BondShares	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?

•	For the period ended September 30, 2025, the Fund produced a total return of 3.83%. The return was entirely driven by dividend as the share price modestly declined during the period.

•
During the period, although yields at the short-end of the US Treasury curve declined due to rate cuts from the Federal Reserve, yields at the long-end of the curve moderately increased due to continued government spending at unsustainable levels. Given that bond yields and bond prices have an inverse relationship, the rise in interest rates resulted in a modest decline of bond prices.

•	The Fund’s overweight position to Colorado Municipal Bonds performed well during the period, outpacing the returns of most of the Fund’s other sectors.

•
A handful of the Fund’s bonds were called during the period, which positively contributed to the Fund’s return as they were trading at a discount to par value before the call. A bond redemption typically occurs when the underlying credit profile of the bond notably improves, which permits the issuer to refinance the outstanding bonds with newly issued bonds that have a lower coupon. The Fund’s subordinate bonds performed strongly over the period as well as the underlying cash flows of the issuers generally improved.

•
The Fund outperformed the Bloomberg Municipal Bond Index during the period. Non-rated securities, to which the Fund has a large allocation, outperformed rated securities, which compose a large percentage of that index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total return values:

	1 Year	5 Years	10 Years

Colorado BondShares with maximum sales charge	-1.11%	3.11%	3.98%

Colorado BondShares without sales charge	3.83%	4.12%	4.49%

Bloomberg Municipal Bond Index	1.39%	.86%	2.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,898,834,143
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 9,223,152
Investment Company, Portfolio Turnover	13.82%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$1,898,834,143

Total number of portfolio holdings	321

Total advisory fees paid	$9,223,152

Portfolio turnover rate as of the end of the reporting period	13.82%

Holdings [Text Block]
What is the fund invested in?
The tables and charts below show the investment makeup of the fund, representing percentage of total net asset of the fund.
Portfolio Breakdown by Credit Rating
(As of September 30, 2025)

Portfolio Breakdown by Type of Investment
(As of September 30, 2025)